Description of Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Automatic deferral rate, annual increase	1.00%
Forfeited nonvested account	$ 18,110	$ 9,454
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage, first year	33.00%
Vesting percentage, second year	66.00%
Vesting percentage	100.00%
Vesting period	3 years
Safe Harbor Matching Contribution
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Automatic deferral rate	6.00%
Vesting percentage, first year	50.00%
Vesting percentage	100.00%
Vesting period	2 years
Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Forfeited nonvested account, decrease from employer contribution	$ 144,752	$ 217,600
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Benefits paid upon plan termination	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Benefits paid upon plan termination	$ 1,000